Fees Summary	May 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,550,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	237,305.00
Total Offset Amount	0.00
Net Fee	$ 237,305.00